4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 14) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	R$ 630.8	R$ 1,092.5
Financial liabilities	(208.8)	(529.6)
Designated as Hedging Instrument [Member] | Other Financial Liabilities [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial liabilities	(90.7)	(222.8)
Not Designated as Hedging Instrument [Member] | Other Financial Liabilities [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial liabilities	(299.5)	(306.8)
Available For Sale [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	344.2	623.3
Available For Sale [Member] | Credit Linked Notes [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	15.4	187.4
Available For Sale [Member] | Public securities [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets		56.4
Available For Sale [Member] | Stocks [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	328.8	379.5
Held To Maturity [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	797.2	1,150.0
Held To Maturity [Member] | Financial Treasury Bills [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	166.3	180.5
Held To Maturity [Member] | Investment funds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	29.7	42.3
Other financial assets [Member] | Not Designated as Hedging Instrument [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	63.1	0.5
Level 1 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	540.2	846.1
Financial liabilities
Level 1 [Member] | Designated as Hedging Instrument [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	27.5	197.5
Level 1 [Member] | Designated as Hedging Instrument [Member] | Other Financial Liabilities [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial liabilities
Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Other Financial Liabilities [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial liabilities
Level 1 [Member] | Available For Sale [Member] | Credit Linked Notes [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	15.4	187.4
Level 1 [Member] | Available For Sale [Member] | Public securities [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets		56.4
Level 1 [Member] | Available For Sale [Member] | Stocks [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	328.8	379.5
Level 1 [Member] | Held To Maturity [Member] | Financial Treasury Bills [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	166.3	180.5
Level 1 [Member] | Held To Maturity [Member] | Investment funds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	29.7	42.3
Level 1 [Member] | Held To Maturity [Member] | Bank deposit certificates [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 1 [Member] | Other financial assets [Member] | Designated as Hedging Instrument [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 1 [Member] | Other financial assets [Member] | Not Designated as Hedging Instrument [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 2 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	90.6	246.4
Financial liabilities	(208.8)	(529.6)
Level 2 [Member] | Designated as Hedging Instrument [Member] | Other Financial Liabilities [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial liabilities	(90.7)	(222.8)
Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Other Financial Liabilities [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial liabilities	(299.5)	(306.8)
Level 2 [Member] | Available For Sale [Member] | Credit Linked Notes [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Financial liabilities
Level 2 [Member] | Available For Sale [Member] | Public securities [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 2 [Member] | Available For Sale [Member] | Stocks [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 2 [Member] | Held To Maturity [Member] | Financial Treasury Bills [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 2 [Member] | Held To Maturity [Member] | Investment funds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 2 [Member] | Other financial assets [Member] | Designated as Hedging Instrument [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	27.5	0.5
Level 2 [Member] | Other financial assets [Member] | Not Designated as Hedging Instrument [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	63.1	197.5
Level 3 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Financial liabilities
Level 3 [Member] | Designated as Hedging Instrument [Member] | Other Financial Liabilities [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial liabilities
Level 3 [Member] | Not Designated as Hedging Instrument [Member] | Other Financial Liabilities [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial liabilities
Level 3 [Member] | Available For Sale [Member] | Credit Linked Notes [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 3 [Member] | Available For Sale [Member] | Public securities [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 3 [Member] | Available For Sale [Member] | Stocks [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 3 [Member] | Held To Maturity [Member] | Financial Treasury Bills [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 3 [Member] | Held To Maturity [Member] | Investment funds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 3 [Member] | Other financial assets [Member] | Designated as Hedging Instrument [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets
Level 3 [Member] | Other financial assets [Member] | Not Designated as Hedging Instrument [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets